Summary of Significant Accounting Policies (Details) - Schedule of Balance Sheet - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrant Liabilities	$ 795
Acquisition-related contingent consideration	1,487	$ 2,227
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrant Liabilities	795
Acquisition-related contingent consideration	1,487	2,227
Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Acquisition-related contingent consideration
Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Acquisition-related contingent consideration